Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies
Schedule of revenue disaggregation

	For the year ended,	For the year ended,	For the year ended,
	December 31, 2021	December 31, 2022	December 31, 2023
	US$	US$	US$
	Total	Total	Total
Revenues from Asia-Pacific region	621	14,065	25,228
Revenues from other areas	167	983	1,883
Total revenues	788	15,048	27,111

Schedule of contract liability

	As of
	December 31, 2021	December 31, 2022	December 31, 2023
	US$	US$	US$
Contract liability	2,770	15,025	26,917
Refund liability	45	121	284
Deposits from students	59	21	13
Advances from students	2,874	15,167	27,214

Schedule of share-based compensation

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Sales and marketing expenses	(106)	(17)	(149)
Product development expenses	4	(149)	(179)
General and administrative expenses	(117)	(546)	(582)
Total	(219)	(712)	(910)